Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38734
Entity Registrant Name	Weidai Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 668, Jianshe 3rd Road
Entity Address, Address Line Two	Xiaoshan District
Entity Address, Address Line Three	Zhejiang Province
Entity Address, City or Town	Hangzhou
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Central Index Key	0001734902
Current Fiscal Year End Date	--12-31
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Marcum Bernstein & Pinchuk LLP
Auditor Firm ID	5395
Auditor Location	New York, NY
Business Contact
Contact Personnel Name	Feng Chen
City Area Code	86
Local Phone Number	571-5697-9013
Contact Personnel Email Address	chenfeng@wdai.com
Entity Address, Address Line One	No. 668, Jianshe 3rd Road
Entity Address, Address Line Two	Xiaoshan District
Entity Address, Address Line Three	Zhejiang Province
Entity Address, City or Town	Hangzhou
Entity Address, Country	CN
American depositary shares
Title of 12(b) Security	American depositary shares (one American depositaryshare representing five Class A ordinary shares, par valueUS$0.000002 per share)
Trading Symbol	WEI
Security Exchange Name	NYSE
Class A ordinary shares
Title of 12(b) Security	Class A ordinary shares, par value US$0.000002 per share*
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	35,390,055
Class B ordinary shares
Entity Common Stock, Shares Outstanding	35,071,400